Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2017
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Mar. 28, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	Mar. 29, 2018
Class A Prospectus | General Treasury and Agency Money Market Fund | Class A
Prospectus:
Trading Symbol	DUIXX
Class B Prospectus | General Treasury and Agency Money Market Fund | Class B
Prospectus:
Trading Symbol	DABXX
Dreyfus Class Prospectus | General Treasury and Agency Money Market Fund | Dreyfus Class
Prospectus:
Trading Symbol	DUTXX